Note G - Assets Held For Sale (Detail) - Summary of the Results of Operations Related to the Assets Held For Sale (USD $)	1 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012
Revenue	$ 1,099,000	$ 124,000	$ 266,000
Expenses	(1,004,000)	85,000	148,000
Net Income	$ 95,000	$ 39,000	$ 118,000